Deferred Grants - Summary of Deferred Grants (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)
Subclassifications of assets, liabilities and equities [abstract]
Beginning balance	¥ 607,608	$ 85,758	¥ 353,647
Received during the year	187,096	26,407	282,388
Released to consolidated statement of profit or loss	(117,976)	(16,651)	(28,427)
Ending balance	676,728	$ 95,514	607,608
Current (Note 24)	19,952		22,082	$ 2,816
Non-current	¥ 656,776		¥ 585,526	$ 92,698